UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2011
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 August 8, 2011
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   109
Form 13F Information Table Value Total:  $11,000 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
BOULDER GROWTH & INC	COM	101507101	29	4450 SH			SOLE		4450
BOULDER TOTAL RET FUND	COM	101541100	23	1425 SH			SOLE		1425
CENTRAL SECURITIES CORP	COM	155123102	27	1147 SH			SOLE		1147
CISCO SYSTEMS INC	COM	17275R102	74	4750 SH			SOLE		4750
GUGGENHEIM AIRLINE ETF	COM	18383Q812	57	1600 SH			SOLE		1600
COHEN & STEERS CLOS-END	COM	19248P106	26	1900 SH			SOLE		1900
EATON VANCE TAX-MNGD DV COM	27828N102	25	2250 SH			SOLE		2250
EATON VANCE TAX MAN GL  COM	27829C105	24	2000 SH			SOLE		2000
EATON VANCE TAX-MNGD GL	COM	27829F108	26	2500 SH			SOLE		2500
GOLDMAN SACHS GROUP INC	COM	38141G104	77	575 SH			SOLE		575
GOOGLE INC-CL A		COM	38259P508	30	60 SH			SOLE		60
GREATER CHINA FUND	COM	39167B102	47	3700 SH			SOLE		3700
JOHN HAN BK & THRIFT OP	COM	409735206	33	2000 SH			SOLE		2000
HEWLETT-PACKARD CO	COM	428236103	73	2000 SH			SOLE		2000
ISHARES MSCI BRAZIL	COM	464286400	110	1500 SH			SOLE		1500
ISHARES MSCI S KOREA IN COM	464286772	62	950 SH			SOLE		950
ISHARES MSCI JAPAN IND 	COM	464286848	262	25100 SH		SOLE		25100
ISHARES PHLX SOX SEMI	COM	464287523	47	850 SH			SOLE		850
ISHARES DJ US HOME CON	COM	464288752	105	8300 SH			SOLE		8300
JAPAN EQUITY FUND	COM	471057109	122	20000 SH		SOLE		20000
MARKET VECTORS STEEL IN	COM	57060U308	41	600 SH			SOLE		600
MARKET VECTORS RUSS ETF	COM	57060U506	146	3800 SH			SOLE		3800
MORGAN STANLEY CHINA	COM	617468103	139	5100 SH			SOLE		5100
PROSHARES ULTRA TECH	COM	74347R693	367	5750 SH			SOLE		5750
PROSHARES ULTRA OIL GAS	COM	74347R719	116	2100 SH			SOLE		2100
PROSHARES ULTRA IND	COM	74347R727	228	4300 SH			SOLE		4300
PROSHARES ULTRA CONS	COM	74347R750	102	1800 SH			SOLE		1800
PROSHARES ULTRA FIN	COM	74347X633	144	2270 SH			SOLE		2270
RESEARCH IN MOTION	COM	760975102	61	2100 SH			SOLE		2100
ROYCE FOCUS TRUST INC	COM	78080N108	16	1999 SH			SOLE		1999
ROYCE VALUE TRUST	COM	780910105	48	3217 SH			SOLE		3217
ROYCE MICRO-CAP TRST 	COM	780915104	54	5432 SH			SOLE		5432
SPDR KBW REGIONAL BANK	COM	78464A698	87	3400 SH			SOLE		3400
SPDR S&P METALS & MING 	COM	78464A755	125	1800 SH			SOLE		1800
SPDR KBW BANK ETF	COM	78464A797	139	5800 SH			SOLE		5800
ENERGY SELECT SECT SPDR	COM	81369Y506	38	500 SH			SOLE		500
INDUSTRIAL SEL SECT SPD	COM	81369Y704	164	4400 SH			SOLE		4400
TARGET CORP		COM	87612E106	70	1500 SH			SOLE		1500
TEMPLETON DRAGON FD INC	COM	88018T101	27	900 SH			SOLE		900
TRI-CONTINENTAL CORP	COM	895436103	35	2350 SH			SOLE		2350
WISDOMTREE INDIA EARN	COM	97717W422	72	3000 SH			SOLE		3000
ALLIANCEBERNSTEIN INC	COM	01881E101	593	75112 SH		SOLE		75112
BLACKROCK INCOME OPP 	COM	092475102	160	16500 SH		SOLE		16500
BLACKROCK INCOME TR	COM	09247F100	76	10800 SH		SOLE		10800
BLACKROCK CORE BOND TR	COM	09249E101	160	12750 SH		SOLE		12750
BLACKROCK CREDIT ALLOC	COM	09249V103	163	14999 SH		SOLE		14999
BLACKROCK MUNIASSETS FD	COM	09254J102	86	7337 SH			SOLE		7337
BLACKROCK CREDIT ALLOC	COM	09255H105	248	24440 SH		SOLE		24440
BLACKROCK CREDIT ALLOC	COM	09255J101	150	15946 SH		SOLE		15946
DUFF & PHELPS UTIL CORP COM	26432K108	80	7083 SH			SOLE		7083
FORT DEARBORN INC SEC	COM	347200107	107	7113 SH			SOLE		7113
JOHN HANCOCK PFD INC	COM	41013X106	45	2191 SH			SOLE		2191
HELIOS STRATEGIC MORT	COM	42327M109	76	11610 SH		SOLE		11610
HELIOS TOTAL RET FD INC	COM	42327V109	64	10500 SH		SOLE		10500
MFS CHARTER INC TRUST	COM	552727109	41	4375 SH			SOLE		4375
MORGAN STANLEY INC SECS	COM	61745P874	79	4590 SH			SOLE		4590
NUVEEN MULTI-ST INC GTH	COM	67073D102	90	9800 SH			SOLE		9800
RIVUS BOND FUND		COM	769667106	42	2243 SH			SOLE		2243
DELAWARE INV MINN MUNI 	COM	24610V103	12	975 SH			SOLE		975
DELTA AIR LINES INC	COM	247361702	2	256 SH			SOLE		256
FORT DEARBORN INC SEC	COM	347200107	107	7113 SH			SOLE		7113
INVESCO CALIF QLTY M	COM	46130M107	46	3802 SH			SOLE		3802
INVESCO INSURED CALIF M	COM	46130W105	45	3499 SH			SOLE		3499
NUVEEN AZ DVD ADV MUN 3	COM	67072E101	45	3548 SH			SOLE		3548
PROSHARES ULTRA FIN	COM	74347X633	144	2270 SH			SOLE		2270
ENERGY SELECT SECT SPDR	COM	81369Y506	38	500 SH			SOLE		500
SPDR S&P MET & MING ETF	COM	78464A755	125	1800 SH			SOLE		1800
BLACKROCK INCOME TRUST	COM	09247F100	76	10800 SH		SOLE		10800
BLACKROCK INC OPP TRST	COM	092475102	160	16500 SH		SOLE		16500
FORT DEARBORN INC SEC	COM	347200107	107	7113 SH			SOLE		7113
INVESCO CALIF QLTY M	COM	46130M107	46	3802 SH			SOLE		3802
BLACKROCK CREDIT ALLOC	COM	09255J101	150	15946 SH		SOLE		15946
BLACKROCK CREDIT ALLOC	COM	09255H105	248	24440 SH		SOLE		24440
ALLIANCEBERNSTEIN INC 	COM	01881E101	121	15285 SH		SHARED			15285
BLACKROCK INCOME OPP TR	COM	092475102	40	4110 SH			SHARED			4110
BLACKROCK INCOME TRUST	COM	09247F100	26	3670 SH			SHARED			3670
BLACKROCK CREDIT ALLOC  COM	09249V103	38	3525 SH			SHARED			3525
BLACKROCK CREDIT ALLOC  COM	09255H105	115	11344 SH		SHARED			11344
BLACKROCK CREDIT ALLOC	COM	09255J101	74	7875 SH			SHARED			7875
FORT DEARBORN INC SEC	COM	347200107	178	11800 SH		SHARED			11800
DEL INV MINN MUNI II	COM	24610V103	83	6490 SH			SHARED			6490
FORT DEARBORN INC SEC	COM	347200107	178	11800 SH		SHARED			11800
INVESCO CALIF QLTY M	COM	46130M107	42	3425 SH			SHARED			3425
INVESCO INSURED CALIF M	COM	46130W105	84	6575 SH			SHARED			6575
INVESCO VAN KAMP BD FD	COM	46132L107	182	9530 SH			SHARED			9530
BLACKROCK INCOME TRUST	COM	09247F100	26	3670 SH			SHARED			3670
BLACKROCK INCOME OPP TR	COM	092475102	40	4110 SH			SHARED			4110
MFS INTERMARKET INC TR	COM	59318R103	38	4550 SH			SHARED			4550
FORT DEARBORN INC SEC	COM	347200107	178	11800 SH		SHARED			11800
INVESCO CALIF QLTY M	COM	46130M107	42	3425 SH			SHARED			3425
NUVEEN MULTI-CURR SHORT	COM	67090N109	40	2665 SH			SHARED			2665
NUVEEN NY DIV ADV MUNI	COM	67066X107	73	5420 SH			SHARED			5420
NUVEEN INSD PREM INC    COM	6706D8104	43	3475 SH			SHARED			3475
NUVEEN MICH QLTY INC MN	COM	670979103	54	3960 SH			SHARED			3960
PROSHARES ULTRASH 7-10	COM	74347R313	395	10150 SH		SHARED			10150
BLACKROCK CRED ALLOC I	COM	09255J101	74	7875 SH			SHARED			7875
SPDR NUVEEN BARC CAP	COM	78464A458	5	237 SH			SHARED			237
BLACKROCK CREDIT ALLOC	COM	09255H105	115	11344 SH		SHARED			11344
MARKET VECTORS INV GR	COM	57060U514	63	2561 SH			SHARED			2561
POWERSHARES DB US DL	COM	73936D107	208	9800 SH			SHARED			9800
INVESCO VAN KAMP BD FD	COM	46132L107	182	9530 SH			SHARED			9530
WESTERN ASSET INCOME FD	COM	95766T100	56	4245 SH			SHARED			4245
SPDR NUVEEN BARC CAP	COM	78464A458	30	1325 SH			SOLE		1325
SPDR NUVEEN BARC CAP	COM	78464A425	48	2000 SH			SOLE		2000
FREEPORT-MCMORAN COPPER	CALL	35671D907	76	747 SH			SOLE		747
GOLDMINERS		CALL	57060U900	103	998 SH			SOLE		998
SPDR S&P 500 ETF TR	CALL	78462F903	494	4520 SH			SOLE		4520
SPDR S&P 500 ETF TR	PUT	78462F953	216	2747 SH			SOLE		2747
XLE			CALL	81369Y906	131	886 SH			SOLE		886
